Subsequent Events (Details) - USD ($)		Jul. 07, 2026	Jun. 30, 2026	Apr. 06, 2026	Dec. 31, 2025	Dec. 22, 2025
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Preferred shares, par value (in Dollars per share)			0.0001		$ 0.0001
Authorized share capital						$ 500,700,000
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.05
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]		0.15		0.15
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.05
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)	[2]		$ 0.001		$ 0.001
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.001
Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred shares, par value (in Dollars per share)		$ 0.0001
Authorized share capital		$ 500,699,950
Subsequent Event [Member] | Preferred Shares [Member]
Subsequent Events [Line Items]
Authorized share capital divided		2,000,000
Authorized share capital		$ 7,500,700,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital divided		3,333,333
Ordinary shares, par value (in Dollars per share)		$ 0.15
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital divided		50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.15
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member] | Share Increase [Member]
Subsequent Events [Line Items]
Authorized share capital divided		46,666,667
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital divided		500,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Subsequent Event [Member] | Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital divided		500,000
Ordinary shares, par value (in Dollars per share)		$ 0.001

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-third (3) effective on April 7, 2026 (Note 1).
[2]	Less than 1,000.